Quarterly Holdings Report
for
Fidelity® MSCI Real Estate Index ETF
October 31, 2023
T16-NPRT1-1223
1.9862677.108

Schedule of Investments October 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.9%
		Shares	Value
DIVERSIFIED REITS – 2.1%
Diversified REITs – 2.1%
Alexander & Baldwin, Inc.		53,743	$ 849,139
American Assets Trust, Inc.		39,161	695,108
Armada Hoffler Properties, Inc.		52,359	521,496
Broadstone Net Lease, Inc.		140,449	1,987,353
Empire State Realty Trust, Inc. Class A		101,416	820,456
Essential Properties Realty Trust, Inc.		116,335	2,553,553
Gladstone Commercial Corp.		33,571	401,174
Global Net Lease, Inc.		147,593	1,171,888
One Liberty Properties, Inc.		12,385	227,884
WP Carey, Inc.		162,436	8,714,691
TOTAL DIVERSIFIED REITS	17,942,742
HEALTH CARE REITS – 8.5%
Health Care REITs – 8.5%
CareTrust REIT, Inc.		78,759	1,694,894
Community Healthcare Trust, Inc.		21,674	621,394
Diversified Healthcare Trust		127,594	264,120
Global Medical REIT, Inc.		54,931	475,702
Healthcare Realty Trust, Inc.		287,273	4,122,368
Healthpeak Properties, Inc.		414,670	6,448,118
LTC Properties, Inc.		32,291	1,020,718
Medical Properties Trust, Inc.		456,648	2,182,777
National Health Investors, Inc.		33,286	1,665,631
Omega Healthcare Investors, Inc.		177,476	5,874,456
Physicians Realty Trust		178,866	1,942,485
Sabra Health Care REIT, Inc.		177,094	2,415,562
Universal Health Realty Income Trust		10,949	420,880
Ventas, Inc.		302,766	12,855,444
Welltower, Inc.		376,644	31,491,205
TOTAL HEALTH CARE REITS	73,495,754
HOTEL & RESORT REITS – 2.8%
Hotel & Resort REITs – 2.8%
Apple Hospitality REIT, Inc.		165,879	2,600,983
Chatham Lodging Trust		39,815	368,289
DiamondRock Hospitality Co.		164,404	1,270,843
Host Hotels & Resorts, Inc.		538,833	8,341,135
Park Hotels & Resorts, Inc.		162,405	1,872,530
Pebblebrook Hotel Trust		92,216	1,100,137
RLJ Lodging Trust		118,889	1,117,556
Ryman Hospitality Properties, Inc.		43,194	3,697,406
Service Properties Trust		123,660	896,535
Summit Hotel Properties, Inc.		82,891	467,505
Sunstone Hotel Investors, Inc.		148,427	1,380,371
Xenia Hotels & Resorts, Inc.		83,879	975,513
TOTAL HOTEL & RESORT REITS	24,088,803
INDUSTRIAL REITS – 11.9%
Industrial REITs – 11.9%
Americold Realty Trust, Inc.		204,967	5,374,235

		Shares	Value

EastGroup Properties, Inc.		33,791	$ 5,516,381
First Industrial Realty Trust, Inc.		99,852	4,223,740
LXP Industrial Trust		223,301	1,766,311
Plymouth Industrial REIT, Inc.		32,820	654,431
Prologis, Inc.		700,182	70,543,336
Rexford Industrial Realty, Inc.		154,010	6,659,392
STAG Industrial, Inc.		137,528	4,568,680
Terreno Realty Corp.		64,154	3,418,125
TOTAL INDUSTRIAL REITS	102,724,631
OFFICE REITS – 4.2%
Office REITs – 4.2%
Alexandria Real Estate Equities, Inc.		124,668	11,610,331
Boston Properties, Inc.		112,768	6,040,982
Brandywine Realty Trust		135,658	507,361
COPT Defense Properties		84,961	1,937,111
Cousins Properties, Inc.		114,968	2,054,478
Douglas Emmett, Inc.		130,603	1,464,059
Easterly Government Properties, Inc.		69,100	743,516
Equity Commonwealth		82,164	1,556,186
Highwoods Properties, Inc.		80,334	1,437,175
Hudson Pacific Properties, Inc.		97,915	436,701
JBG SMITH Properties		80,952	1,041,852
Kilroy Realty Corp.		84,722	2,421,355
Office Properties Income Trust		39,751	178,482
Orion Office REIT, Inc.		46,315	221,386
Paramount Group, Inc.		125,030	535,128
Peakstone Realty Trust		27,004	348,892
Piedmont Office Realty Trust, Inc. Class A		98,208	511,664
SL Green Realty Corp.		49,882	1,461,044
Vornado Realty Trust		124,553	2,391,417
TOTAL OFFICE REITS	36,899,120
REAL ESTATE MANAGEMENT & DEVELOPMENT – 7.0%
Diversified Real Estate Activities – 0.2%
RMR Group, Inc. Class A		13,129	295,665
St. Joe Co.		26,755	1,247,853
Tejon Ranch Co. (a)		15,361	238,403
			1,781,921
Real Estate Development – 0.3%
Forestar Group, Inc. (a)		14,973	355,609
Howard Hughes Holdings, Inc. (a)		26,398	1,750,979
			2,106,588
Real Estate Operating Companies – 0.4%
DigitalBridge Group, Inc.		122,976	1,949,170
FRP Holdings, Inc. (a)		5,513	296,544
Kennedy-Wilson Holdings, Inc.		82,967	1,067,785
Seritage Growth Properties Class A (a)		29,141	210,981
			3,524,480

2	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
		Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT – continued
Real Estate Services – 6.1%
Anywhere Real Estate, Inc. (a)		76,576	$ 357,610
CBRE Group, Inc. Class A (a)		235,317	16,316,881
Compass, Inc. Class A (a)		258,087	511,012
CoStar Group, Inc. (a)		310,262	22,776,333
Cushman & Wakefield PLC (a)		119,351	879,617
eXp World Holdings, Inc.		61,533	816,543
Jones Lang LaSalle, Inc. (a)		36,286	4,641,705
Marcus & Millichap, Inc.		19,209	551,298
Newmark Group, Inc. Class A		118,372	671,169
Opendoor Technologies, Inc. (a)		403,541	766,728
RE/MAX Holdings, Inc. Class A		14,647	157,602
Redfin Corp. (a)		87,685	408,612
Zillow Group, Inc. Class C (a)		117,770	4,269,163
			53,124,273
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT	60,537,262
RESIDENTIAL REITS – 13.7%
Multi-Family Residential REITs – 8.9%
Apartment Income REIT Corp.		113,221	3,307,186
Apartment Investment & Management Co. Class A (a)		98,386	576,542
AvalonBay Communities, Inc.		107,561	17,827,160
Camden Property Trust		80,697	6,849,561
Centerspace		11,365	552,112
Elme Communities		64,982	829,170
Equity Residential		272,689	15,087,882
Essex Property Trust, Inc.		48,615	10,399,721
Independence Realty Trust, Inc.		171,224	2,121,465
Mid-America Apartment Communities, Inc.		88,383	10,442,452
NexPoint Residential Trust, Inc.		17,686	477,345
UDR, Inc.		236,968	7,537,952
Veris Residential, Inc. (a)		54,382	728,175
			76,736,723
Single-Family Residential REITs – 4.8%
American Homes 4 Rent Class A		246,376	8,066,350
Equity Lifestyle Properties, Inc.		134,015	8,818,187
Invitation Homes, Inc.		463,537	13,762,414
Sun Communities, Inc.		94,335	10,493,825
UMH Properties, Inc.		42,447	586,193
			41,726,969
TOTAL RESIDENTIAL REITS	118,463,692
RETAIL REITS – 12.7%
Retail REITs – 12.7%
Acadia Realty Trust		71,912	1,029,780
Agree Realty Corp.		71,230	3,984,606
Alexander's, Inc.		1,829	343,834
Brixmor Property Group, Inc.		227,754	4,735,006

		Shares	Value

CBL & Associates Properties, Inc.		7,846	$ 162,648
Federal Realty Investment Trust		55,426	5,054,297
Getty Realty Corp.		35,716	950,760
InvenTrust Properties Corp.		50,388	1,264,739
Kimco Realty Corp.		469,423	8,421,449
Kite Realty Group Trust		167,708	3,575,535
Macerich Co.		165,494	1,608,602
NETSTREIT Corp.		49,421	704,249
NNN REIT, Inc.		137,974	5,012,595
Phillips Edison & Co., Inc.		88,480	3,124,229
Realty Income Corp.		511,431	24,231,601
Regency Centers Corp.		125,601	7,568,716
Retail Opportunity Investments Corp.		97,544	1,145,167
RPT Realty		69,732	752,408
Saul Centers, Inc.		9,516	330,871
Simon Property Group, Inc.		247,705	27,220,302
SITE Centers Corp.		142,228	1,658,378
Spirit Realty Capital, Inc.		106,581	3,835,850
Tanger Factory Outlet Centers, Inc.		78,925	1,779,759
Urban Edge Properties		88,998	1,411,508
Whitestone REIT		33,799	336,300
TOTAL RETAIL REITS	110,243,189
SPECIALIZED REITS – 37.0%
Data Center REITs – 9.2%
Digital Realty Trust, Inc.		220,820	27,461,175
Equinix, Inc.		70,864	51,705,209
			79,166,384
Other Specialized REITs – 6.5%
EPR Properties		57,962	2,474,977
Farmland Partners, Inc.		36,194	377,142
Four Corners Property Trust, Inc.		69,594	1,482,352
Gaming & Leisure Properties, Inc.		199,452	9,053,126
Gladstone Land Corp.		26,169	357,469
Iron Mountain, Inc.		220,903	13,048,740
Lamar Advertising Co. Class A		66,289	5,453,596
Outfront Media, Inc.		119,397	1,165,315
Safehold, Inc.		38,308	623,271
Uniti Group, Inc.		188,742	868,213
VICI Properties, Inc.		763,385	21,298,442
			56,202,643
Self-Storage REITs – 6.1%
CubeSmart		170,054	5,797,141
Extra Space Storage, Inc.		160,184	16,593,460
National Storage Affiliates Trust		64,469	1,838,656
Public Storage		119,849	28,609,155
			52,838,412
Telecom Tower REITs – 12.8%
American Tower Corp.		353,111	62,920,849
Crown Castle, Inc.		328,539	30,547,556
SBA Communications Corp.		82,084	17,125,185
			110,593,590

Quarterly Report	3

Common Stocks – continued
		Shares	Value
SPECIALIZED REITS – continued
Timber REITs – 2.4%
PotlatchDeltic Corp.		60,281	$ 2,583,041
Rayonier, Inc.		106,211	2,680,765
Weyerhaeuser Co.		554,814	15,917,614
			21,181,420
TOTAL SPECIALIZED REITS	319,982,449
TOTAL COMMON STOCKS (Cost $1,158,356,374)			864,377,642
Money Market Fund – 0.1%

State Street Institutional Treasury Plus Money Market Fund 5.25% (b) (Cost $910,000)		910,000	910,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $1,159,266,374)	865,287,642
NET OTHER ASSETS (LIABILITIES) (c) – 0.0%	127,513
NET ASSETS – 100.0%	$865,415,155

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $54,600 of cash collateral to cover margin requirements for futures contracts.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME Dow Jones U.S. Real Estate Index Contracts (United States)	26	December 2023	$758,160	$(28,260)	$(28,260)
The notional amount of futures purchased as a percentage of Net Assets is 0.1%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund’s investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund’s fair valuation practices and maintains the fair valuation policies and procedures. The Fund’s investment adviser reports to the Board information regarding the fair valuation process and related material matters.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
4	Quarterly Report

Schedule of Investments (Unaudited)–continued
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Quarterly Report	5

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
6	Quarterly Report